Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2013
Current and Deferred Components of Income Tax Expense (Benefit)	The current and deferred components of income tax expense (benefit) were as follows:

	2011	2012	2013

Current	2,283	1,537	2,249
Deferred	(125)	(65)	(840)

Total income tax expense	2,158	1,472	1,409

Principal Components of Group's Deferred Income Tax Assets

The principal components of the Group’s deferred income tax assets are as follows:

	December 31, 2012	December 31, 2013

Deferred tax assets:

Current
Accrued payroll	476	470
Accrued expense	673	629
Allowance for doubtful accounts	827	840

Non-current
Net operating loss	1,943	267
Intangible assets	21	18

Total deferred tax assets	3,940	2,224
Valuation allowance	(3,749)	(1,190)

Net deferred tax assets	191	1,034

Changes in Balances of Valuation Allowance on Deferred Tax Assets

Changes in the balances of valuation allowance on deferred tax assets are as follows:

	2011	2012	2013

Beginning balance as of January 1	—	456	3,749
Additional allowance	508	3,616	546
Reversal of allowance	—	(388)	(3,214)
Exchange difference	(52)	65	109

Ending balance as of December 31	456	3,749	1,190

Reconciliation of Income Tax Expense

A reconciliation of the income tax expense computed by applying the current tax rate to the income before income tax expense in the statements of operations is as follows:

	2011	2012	2013

Expected income tax expense at PRC EIT statutory rate of 25%	12,546	(251)	703
Non-deductible expenses	2,188	259	1,376
Effect of income tax rate differences in jurisdictions other than the PRC	1,184	1,141	1,227
Changes in valuation allowance	456	3,293	(1,530)
Effect of tax holiday inside PRC	(14,216)	(2,970)	(367)

Total income tax expense	2,158	1,472	1,409

Income Tax Provision and Earnings Per Shares If Tax Holidays Granted Not Available

If the tax holidays granted to Shang Xing, Charm Media and Qinghai were not available, income tax provision and earnings per share amounts would be as follows:

	Year ended December 31,
	2011	2012	2013

Increase in income tax expense	14,216	2,970	367
(Reduction in net income) increase in net loss per share-basic	(0.18)	0.04	0.01
(Reduction in net income) increase in net loss per share-diluted	(0.17)	0.04	0.01